FINANCIAL RISK MANAGEMENT - How Entity Manages Liquidity Risk (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Lease liabilities	$ 50.8	$ 0.0
Derivative liabilities	1.8	6.5
Financial instruments - other	129.3	129.9
Financial liabilities	1,440.3	2,189.9
Bank borrowings. letters of credit	85.7	71.0
Lease liabilities	50.8	0.0
Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	1,686.3	2,638.9
Accounts Payable And Accrued Liabilities1 [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	219.5	294.8
Accounts Payable And Accrued Liabilities1 [Member] | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	219.5	294.8
Debt Repayments [Member] | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	1,058.0	1,770.5
Interest Payments On Debt [Member] | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	226.9	437.2
Asset Retirement Obligations
Disclosure of detailed information about financial instruments [line items]
Bank borrowings. letters of credit	83.7	$ 71.0
Within 1 year
Disclosure of detailed information about financial instruments [line items]
Lease liabilities	19.6
Derivative liabilities	1.4
Financial instruments - other	59.2
Lease liabilities	19.6
Within 1 year | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Current financial liabilities	404.3
Current financial liabilities	404.3
Within 1 year | Accounts Payable And Accrued Liabilities1 [Member] | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Current financial liabilities	219.5
Current financial liabilities	219.5
Within 1 year | Debt Repayments [Member] | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Current financial liabilities	56.2
Current financial liabilities	56.2
Within 1 year | Interest Payments On Debt [Member] | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Current financial liabilities	48.4
Current financial liabilities	48.4
2 - 3 years
Disclosure of detailed information about financial instruments [line items]
Lease liabilities	20.0
Derivative liabilities	0.4
Financial instruments - other	8.0
Lease liabilities	20.0
2 - 3 years | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Non-current financial liabilities	307.8
Non-current financial liabilities	307.8
2 - 3 years | Accounts Payable And Accrued Liabilities1 [Member] | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Non-current financial liabilities	0.0
Non-current financial liabilities	0.0
2 - 3 years | Debt Repayments [Member] | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Non-current financial liabilities	190.7
Non-current financial liabilities	190.7
2 - 3 years | Interest Payments On Debt [Member] | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Non-current financial liabilities	88.7
Non-current financial liabilities	88.7
4 - 5 years
Disclosure of detailed information about financial instruments [line items]
Lease liabilities	9.6
Derivative liabilities	0.0
Financial instruments - other	0.2
Lease liabilities	9.6
4 - 5 years | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Non-current financial liabilities	589.2
Non-current financial liabilities	589.2
4 - 5 years | Accounts Payable And Accrued Liabilities1 [Member] | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Non-current financial liabilities	0.0
Non-current financial liabilities	0.0
4 - 5 years | Debt Repayments [Member] | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Non-current financial liabilities	528.3
Non-current financial liabilities	528.3
4 - 5 years | Interest Payments On Debt [Member] | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Non-current financial liabilities	51.1
Non-current financial liabilities	51.1
Over 5 years
Disclosure of detailed information about financial instruments [line items]
Lease liabilities	1.6
Derivative liabilities	0.0
Financial instruments - other	61.9
Lease liabilities	1.6
Over 5 years | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Non-current financial liabilities	385.1
Non-current financial liabilities	385.1
Over 5 years | Accounts Payable And Accrued Liabilities1 [Member] | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Non-current financial liabilities	0.0
Non-current financial liabilities	0.0
Over 5 years | Debt Repayments [Member] | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Non-current financial liabilities	282.9
Non-current financial liabilities	282.9
Over 5 years | Interest Payments On Debt [Member] | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Non-current financial liabilities	38.7
Non-current financial liabilities	$ 38.7